Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Intangible assets
Goodwill	€ 29,462	€ 29,612
Intangible assets with a finite useful life	7,192	6,951
Intangible assets and goodwill	36,654	36,563
Tangible assets
Property, plant and equipment owned	14,216	13,947
Assets held under finance leases	2,331	2,413
Tangible assets	16,547	16,360
Other non-current assets
Investments in associates and joint ventures accounted for using the equity method	17	18
Other investments	51	46
Non-current financial assets	1,768	2,698
Miscellaneous receivables and other non-current assets	2,422	2,222
Deferred tax assets	993	877
Other non current assets	5,251	5,861
TOTAL NON-CURRENT ASSETS (A)	58,452	58,784
CURRENT ASSETS
Inventories	290	270
Trade and miscellaneous receivables and other current assets	4,959	5,426
Current income tax receivables	77	94
Current financial assets
Securities other than investments, financial receivables and other current financial assets	1,430	1,908
Cash and cash equivalents	3,575	3,964
Current financial assets	5,005	5,872
Current assets sub-total	10,331	11,662
Discontinued operations /Non-current assets held for sale
of a financial nature	0	0
of a non-financial nature	0	0
TOTAL CURRENT ASSETS (B)	10,331	11,662
TOTAL ASSETS	68,783	70,446
EQUITY
Share capital issued	11,677	11,677
Less: treasury shares	(90)	(90)
Share capital	11,587	11,587
Additional paid-in capital	2,094	2,094
Other reserves and retained earnings (accumulated losses), including profit (loss) for the year	7,876	7,526
Equity attributable to owners of the Parent	21,557	21,207
Non-controlling interests	2,226	2,346
TOTAL EQUITY (A)	23,783	23,553
NON-CURRENT LIABILITIES
Non-current financial liabilities	28,108	30,469
Employee benefits	1,736	1,355
Deferred tax liabilities	265	293
Provisions	825	830
Miscellaneous payables and other non-current liabilities	1,678	1,607
TOTAL NON-CURRENT LIABILITIES (B)	32,612	34,554
CURRENT LIABILITIES
Current financial liabilities	4,756	4,056
Trade and miscellaneous payables and other current liabilities	7,520	7,646
Current income tax payables	112	637
Current liabilities sub-total	12,388	12,339
Liabilities directly associated with Discontinued operations/Non-current assets held for sale
of a financial nature	0	0
of a non-financial nature	0	0
TOTAL CURRENT LIABILITIES (C)	12,388	12,339
TOTAL LIABILITIES (D=B+C)	45,000	46,893
TOTAL EQUITY AND LIABILITIES (A+D)	€ 68,783	€ 70,446